Summary of Significant Accounting Policies (Recent Accounting and Reporting Pronouncements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2017	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents	$ 424	$ 559	$ 717		$ 965
Restricted cash included in prepaid expenses and other current assets	2	8	14		13
Restricted cash included in other non-current assets	9	9	14		9
Cost of products sold, excluding depreciation and amortization	7,006	6,623	7,140
Cumulative effect of change in accounting principle		60
Payment for Debt Extinguishment or Debt Prepayment Cost	0	22	0
Beneficial interest in transferred receivables	1,010	1,086	865
Consideration Received for Beneficial Interest Obtained for Transferring Financial Asset	1,047	1,032	834
Selling and administrative expense	367	366	382
Restructuring and other	51	30	64
Other pension and postretirement	(53)	(24)	(14)
Cash, cash equivalents and restricted cash at January 1	435	576	745		$ 987
ASU 2016-09, Excess Tax Benefit Component
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred income tax assets, net				$ 60
ASU 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of products sold, excluding depreciation and amortization	54	40	24
Selling and administrative expense	(4)	(2)	(8)
Restructuring and other	3	(14)	(2)
Other pension and postretirement	$ (53)	(24)	$ (14)
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principle		$ 60
Retained Earnings | ASU 2016-09, Excess Tax Benefit Component
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principle				$ 60